Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 5,959	$ 7,067
Other accrued liabilities	7,957	2,502
Total accounts payable and accrued liabilities	$ 13,916	$ 9,569